Goodwill and other intangible assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Goodwill [Line Items]
Amortization expense of intangible assets		$ 5.5	$ 6.6	$ 6.9		$ 13.6	$ 14.3
Future Amortization Expense, 2018						12.9
Future Amortization Expense, 2019						12.2			$ 12.2
Future Amortization Expense, 2020						11.4			11.4
Future Amortization Expense, 2021						10.7			10.7
Future Amortization Expense, 2022						$ 10.1			$ 10.1
Predecessor [Member]
Goodwill [Line Items]
Amortization expense of intangible assets					$ 10.5
Needle Coke [Member]
Goodwill [Line Items]
Percentage Decrease in Market Prices	18.00%
Fair value inputs, Discount rate						10.50%
Goodwill, Impairment Loss								$ 35.4